Intangible Assets - Details Of changes In Intangible Assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	₩ 792,077			₩ 844,110		₩ 597,520
Changes in intangible assets and goodwill [abstract]
Acquisitions	127,242			103,215		156,047
Disposal	(347)			(782)		(675)
Amortization	(149,311)	[1]		(136,658)	[2]	(128,413)	[3]
Impairment losses	(111)			(7,791)		(26,797)
Transfer	0			0		0
Foreign currencies translation adjustments	14,343			(17,027)		12,586
Business combination				8,681		233,354
Others	1,493			(1,671)		488
Ending balance	785,386		$ 660,766	792,077		844,110
Amortization of other intangible assets included in other operating expenses	13,963			11,890		22,317
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	334,290			350,682		153,602
Changes in intangible assets and goodwill [abstract]
Acquisitions	0			0		0
Disposal	0			0		0
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	0			0		0
Transfer	0			0		0
Foreign currencies translation adjustments	11,159			(14,802)		10,234
Business combination				0		186,846
Others	0			(1,590)		0
Ending balance	345,449			334,290		350,682
Industrial property rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	709			692		562
Changes in intangible assets and goodwill [abstract]
Acquisitions	247			233		318
Disposal	0			0		0
Amortization	(233)	[1]		(216)	[2]	(188)	[3]
Impairment losses	0			0		0
Transfer	0			0		0
Foreign currencies translation adjustments	0			0		0
Business combination				0		0
Others	0			0		0
Ending balance	723			709		692
Development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	208,873			225,193		240,320
Changes in intangible assets and goodwill [abstract]
Acquisitions	74,444			53,273		41,373
Disposal	0			0		0
Amortization	(80,128)	[1]		(71,620)	[2]	(64,415)	[3]
Impairment losses	0			0		0
Transfer	4,518			428		7,915
Foreign currencies translation adjustments	0			0		0
Business combination				2,403		0
Others	1			(804)		0
Ending balance	207,708			208,873		225,193
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	205,445			234,147		169,024
Changes in intangible assets and goodwill [abstract]
Acquisitions	49,137			41,329		100,671
Disposal	0			0		0
Amortization	(68,950)	[1]		(64,822)	[2]	(63,810)	[3]
Impairment losses	(18)			(7,692)		(25,858)
Transfer	2,946			164		7,188
Foreign currencies translation adjustments	2,952			(2,208)		2,292
Business combination				4,199		44,365
Others	1,670			328		275
Ending balance	193,182			205,445		234,147
Membership deposit
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	36,091			29,330		23,597
Changes in intangible assets and goodwill [abstract]
Acquisitions	2,437			5,183		4,931
Disposal	(347)			(782)		(675)
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	(93)			(99)		(939)
Transfer	0			0		0
Foreign currencies translation adjustments	232			(15)		60
Business combination				2,079		2,143
Others	(713)			395		213
Ending balance	37,607			36,091		29,330
Construction in progress
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,669			4,066		10,415
Changes in intangible assets and goodwill [abstract]
Acquisitions	977			3,197		8,754
Disposal	0			0		0
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	0			0		0
Transfer	(7,464)			(592)		(15,103)
Foreign currencies translation adjustments	0			(2)		0
Business combination				0		0
Others	535			0		0
Ending balance	₩ 717			₩ 6,669		₩ 4,066

[1]	Amortization of other intangible assets amounting to 13,963 million Won is included in other operating expenses.
[2]	Amortization of other intangible assets amounting to 11,890 million Won is included in other operating expenses.
[3]	Amortization of other intangible assets amounting to 22,317 million Won is included in other operating expenses.